Schedule of property and equipment, net (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Subtotal	$ 191,000	$ 169,147
Less: accumulated depreciation	(175,470)	(146,281)
Total property and equipment, net	15,530	22,866
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Subtotal	170,654	149,389
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 20,346	$ 19,758